Investment Securities (Changes In Accretable Yield For Purchased Credit-Impaired Securities) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Certain Loans Acquired in Transfer Accounted for as Debt Securities Accretable Yield Movement Schedules [Line Items]
Beginning Balance	$ 204.4
Accretion into interest income	(13.5)
Reclassifications to nonaccretable difference	(1.7)
Disposals and other	(0.2)
Ending Balance	$ 189.0